Commitments and Contingent Liabilities (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingent Liabilities [Line Items]
Litigation and regulatory matters loss contingency, range of possible loss, maximum (less than)	$ 10.0
Commitments | Commercial mortgage loans
Commitments and Contingent Liabilities [Line Items]
Total outstanding mortgage loan commitments	15.0	$ 1.0
Allowance for credit losses	0.0	0.0
Change in allowance for credit loss expense (reversal)	0.0	0.0
Commitments | Investments
Commitments and Contingent Liabilities [Line Items]
Commitments to purchase investment (excluding commercial mortgage loans)	62.0	61.0
Purchase Commitment
Commitments and Contingent Liabilities [Line Items]
Change in allowance for credit loss expense (reversal)	$ 0.0	$ 0.0